Fair value of financial instruments - Comparison of carrying amounts and fair values for assets and liabilities not held at fair value (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial assets
Loans and advances at amortised cost	£ 145,259	£ 134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Financial liabilities
Repurchase agreements and other similar secured borrowing	(12,769)	(10,443)
Debt securities in issue	(48,388)	(29,423)
Subordinated liabilities	(32,185)	(32,005)	£ (33,425)
Not held at fair value
Financial assets
Loans and advances at amortised cost	145,665	134,537
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Financial liabilities
Deposits at amortised cost	(262,843)	(244,738)
Repurchase agreements and other similar secured borrowing	(12,776)	(10,443)
Debt securities in issue	(48,350)	(29,486)
Subordinated liabilities	(33,598)	(33,356)
Not held at fair value | Level 1
Financial assets
Loans and advances at amortised cost	15,406	8,824
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities
Deposits at amortised cost	(180,829)	(165,909)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Not held at fair value | Level 2
Financial assets
Loans and advances at amortised cost	63,948	65,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Financial liabilities
Deposits at amortised cost	(82,014)	(78,769)
Repurchase agreements and other similar secured borrowing	(12,776)	(10,443)
Debt securities in issue	(46,201)	(27,630)
Subordinated liabilities	(33,598)	(33,356)
Not held at fair value | Level 3
Financial assets
Loans and advances at amortised cost	66,311	60,446
Reverse repurchase agreements and other similar secured lending	0	0
Financial liabilities
Deposits at amortised cost	0	(60)
Repurchase agreements and other similar secured borrowing	0	0
Debt securities in issue	(2,149)	(1,856)
Subordinated liabilities	0	0
Carrying amount
Financial assets
Loans and advances at amortised cost	145,259	134,267
Reverse repurchase agreements and other similar secured lending	3,177	8,981
Financial liabilities
Deposits at amortised cost	(262,828)	(244,696)
Repurchase agreements and other similar secured borrowing	(12,769)	(10,443)
Debt securities in issue	(48,388)	(29,423)
Subordinated liabilities	£ (32,185)	£ (32,005)